SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.133	$ 0.102	$ 0.100
Number of options outstanding		5,945,332
Weighted average remaining contractual life (years)	3 years 9 months 14 days
Number of options exercisable		5,773,888
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning		$ 0.125
Number of options outstanding		253,332
Weighted average remaining contractual life (years)	1 year 10 days
Number of options exercisable		168,888
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning		$ 0.105
Number of options outstanding		5,100,000
Weighted average remaining contractual life (years)	3 years 11 months 23 days
Number of options exercisable		5,100,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning		$ 0.105
Number of options outstanding		302,000
Weighted average remaining contractual life (years)	1 year 11 months 23 days
Number of options exercisable		302,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning		$ 0.670
Number of options outstanding		290,000
Weighted average remaining contractual life (years)	4 years 10 months 6 days
Number of options exercisable		203,000